Consolidated Balance Sheets (Parenthetical) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, shares authorized	350.0	350.0
Common stock, shares issued	102.8	102.8
Common stock, shares outstanding	89.3	89.0
Treasury stock, shares	13.5	13.8